Consolidated Statements of Comprehensive Income - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Revenues
Oil sales, net of royalties	$ 584,395	$ 790,949
Gain (loss) on risk management contracts	42,579	(27,489)
Gross profit	626,974	763,460
Expenses
Diluent expense	232,793	327,146
Transportation and marketing	49,924	52,744
Operating expenses	129,010	152,864
General and administrative	22,865	22,758
Stock-based compensation	2,923	6,344
Financing and interest	77,570	61,460
Depletion and depreciation	83,584	81,030
Exploration expenses	2,188	1,811
Other income	(3,378)	(5,032)
Gain on revaluation of warrants	(14,176)	(326)
Foreign exchange (gain) loss	(11,652)	26,129
Total expenses	571,651	726,928
Net income before taxes	55,323	36,532
Income tax (expense) recovery	(7,819)	84,879
Net income and comprehensive income	$ 47,504	$ 121,411
Net income per share
Basic (in Dollars per share)	$ 0.66	$ 1.76
Diluted (in Dollars per share)	$ 0.66	$ 1.7
Oil sales
Revenues
Oil sales, net of royalties	$ 603,303	$ 822,972
Royalties
Revenues
Oil sales, net of royalties	$ (18,908)	$ (32,023)